Thrivent International Small Cap ETF Performance Management - Thrivent International Small Cap ETF	Oct. 01, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index.The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available on the Fund’s website at thriventETFs.com/individual or by calling 800-847-4836. The Fund will compare its performance to the MSCI EAFE - Small Cap USD Net Return Index, an appropriate broad-based securities market index that represents the overall global small-cap equity market. The MSCI EAFE - Small Cap USD Net Return Index measures performance of small cap equities across developed markets, excluding the United States and Canada and reflects dividends reinvested after deducting applicable withholding taxes.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that provide some indication of the risks of investing in the Fund. The bar chart will show the Fund’s performance from year to year. The table will show how the Fund’s average annual total returns for the indicated periods compare with those of an appropriate broad-based securities market index and a more narrowly based index.
Performance One Year or Less [Text]	No performance information for the Fund is provided because it had not commenced operations prior to the date of this prospectus and does not yet have a full calendar year of performance history.
Performance Availability Website Address [Text]	thriventETFs.com/individual
Performance Availability Phone [Text]	800-847-4836